Restricted Net Assets - Additional Information (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Restricted Assets Disclosure [Line Items]
Restricted net assets	¥ 113,846
Prior To Payments Of Dividends As General Reserve Fund [Member]
Restricted Assets Disclosure [Line Items]
Annual appropriations of profit net of tax, percentage	10.00%
Prior To Payments Of Dividends As Development Fund [Member]
Restricted Assets Disclosure [Line Items]
Annual appropriations of profit net of tax, percentage	25.00%